Consolidated balance sheet $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Non-current assets
Intangible assets, net (Notes 4, 7)	$ 14,587	$ 15,362	$ 14,549
Property, plant and equipment, net (Notes 4, 7)	109,397	111,971	109,518
Equity affiliates: investments and loans (Note 8)	22,103	20,576	19,384
Other investments (Note 8)	1,727	1,133	1,241
Non-current financial assets (Note 15)	679	908	1,219
Deferred income taxes (Note 11)	5,206	4,368	3,982
Other non-current assets (Note 6)	3,984	4,143	4,355
Total non-current assets	157,683	158,461	154,248
Current assets
Inventories, net (Note 5)	16,520	15,247	13,116
Accounts receivable, net (Note 5)	14,893	12,213	10,629
Other current assets (Note 5)	14,210	14,835	15,843
Current financial assets (Note 15)	3,393	4,548	6,190
Cash and cash equivalents (Note 15)	33,185	24,597	23,269
Assets classified as held for sale (Note 2)	2,747	1,077	1,189
Total current assets	84,948	72,517	70,236
Total assets	242,631	230,978	224,484
Shareholders' equity
Common shares	7,882	7,604	7,670
Paid-in surplus and retained earnings	112,040	105,547	101,528
Currency translation adjustment	(7,908)	(13,871)	(12,119)
Treasury shares	(458)	(600)	(4,585)
Total shareholders' equity - Group share (Note 9)	111,556	98,680	92,494
Non-controlling interests	2,481	2,894	2,915
Total shareholders' equity	114,037	101,574	95,409
Non-current liabilities
Deferred income taxes (Note 11)	10,828	11,060	12,360
Employee benefits (Note 10)	3,735	3,746	3,774
Provisions and other non-current liabilities (Note 12)	15,986	16,846	17,502
Non-current financial debt (Note 15)	41,340	43,067	44,464
Total non-current liabilities	71,889	74,719	78,100
Current liabilities
Accounts payable	26,479	23,227	20,928
Other creditors and accrued liabilities (Note 5)	17,779	16,720	16,884
Current borrowings (Note 15)	11,096	13,920	12,488
Other current financial liabilities (Note 15)	245	327	171
Liabilities directly associated with the assets classified as held for sale (Note 2)	1,106	491	504
Total current liabilities	56,705	54,685	50,975
Total liabilities & shareholders' equity	$ 242,631	$ 230,978	$ 224,484